Organization and Principal Activities - Schedule of Subsidiaries (Details)	12 Months Ended
Dec. 31, 2021
Canaan Creative (HK) Holdings Limited
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Name of subsidiaries	Canaan Creative (HK) Holdings Limited
Date of incorporation	Feb. 22, 2018
Place of incorporation	Hong Kong Special Administrative Region
Equity interest held	100.00%
Principal activities	Research and development of ICs
Canaan Creative Co., Ltd
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Name of subsidiaries	Canaan Creative Co., Ltd.
Date of incorporation	Apr. 01, 2013
Place of incorporation	Beijing, China
Equity interest held	100.00%
Principal activities	Research and development of ICs
Langfang Creative Technology Co., Ltd
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Name of subsidiaries	Langfang Creative Technology Co., Ltd.
Date of incorporation	May 15, 2014
Place of incorporation	Langfang, China
Equity interest held	100.00%
Principal activities	Assembly of mining equipment and spare parts
Canaan Convey Co., Ltd
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Name of subsidiaries	Canaan Convey Co., Ltd.
Date of incorporation	Nov. 02, 2017
Place of incorporation	Beijing, China
Equity interest held	100.00%
Principal activities	International distribution of mining equipment and spare parts
Zhejiang Avalon Technology Co., Ltd
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Name of subsidiaries	Zhejiang Avalon Technology Co., Ltd.
Date of incorporation	Dec. 05, 2017
Place of incorporation	Hangzhou, China
Equity interest held	100.00%
Principal activities	Distribution of mining equipment and spare parts
Hangzhou Canaan Chuangxin Technology Co., Ltd
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Name of subsidiaries	Hangzhou Canaan Chuangxin Technology Co., Ltd.
Date of incorporation	Dec. 26, 2018
Place of incorporation	Hangzhou, China
Equity interest held	100.00%
Principal activities	Research and development of ICs
Canaan Creative (SH) Co., Ltd.
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Name of subsidiaries	Canaan Creative (SH) Co., Ltd.
Date of incorporation	Jan. 27, 2021
Place of incorporation	Shanghai, China
Equity interest held	100.00%
Principal activities	Research and development of ICs
Canaan Creative International PTE Limited
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Name of subsidiaries	Canaan Creative International PTE. Ltd.
Date of incorporation	Mar. 09, 2021
Place of incorporation	Singapore
Equity interest held	100.00%
Principal activities	International distribution of mining equipment and spare parts
Hangzhou Canaan Intelligence Information Technology Co., Ltd.
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Name of subsidiaries	Hangzhou Canaan Intelligence Information Technology Co., Ltd.
Date of incorporation	Apr. 09, 2013
Place of incorporation	Hangzhou, China
Equity interest held	100.00%
Principal activities	Research and development of ICs
Canaan Bright Sight Co., Ltd.
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Name of subsidiaries	Canaan Bright Sight Co., Ltd.
Date of incorporation	Dec. 24, 2018
Place of incorporation	Beijing, China
Equity interest held	100.00%
Principal activities	International distribution of AI products